Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
July 31, 2026
SMR-NPRT1-0926
1.804843.122
Common Stocks - 98.7%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd (b)	114,793	1,607,102
BERMUDA - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Marex Group Ltd	239,553	15,551,781
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
StoneCo Ltd Class A (b)	453,900	5,163,113
CANADA - 0.3%
Industrials - 0.0%
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (a)	55,526	456,424
Materials - 0.3%
Metals & Mining - 0.3%
Ssr Mining Inc (United States) (a)(b)	208,600	5,344,332
TOTAL CANADA		5,800,756
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A (b)	398,420	4,310,904
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)(b)	183,400	5,096,686
PUERTO RICO - 0.8%
Financials - 0.8%
Financial Services - 0.8%
EVERTEC Inc (b)	579,513	17,640,376
SWITZERLAND - 0.8%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Garrett Motion Inc	549,600	17,120,040
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	46,600	11,817,760
THAILAND - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (a)	103,400	45,021,394
UNITED STATES - 93.0%
Consumer Discretionary - 11.1%
Automobile Components - 0.2%
Dorman Products Inc (a)(b)	42,500	5,659,300
Distributors - 0.8%
GigaCloud Technology Inc Class A (a)(b)	437,292	19,127,152
Diversified Consumer Services - 4.9%
Carriage Services Inc	383,269	15,472,570
Covista Inc (a)	238,833	29,818,300
Grand Canyon Education Inc (a)	50,962	7,406,817
Laureate Education Inc (a)	1,545,857	59,221,782
		111,919,469
Hotels, Restaurants & Leisure - 0.2%
Cheesecake Factory Inc/The (b)	33,963	3,444,527
Household Durables - 0.3%
KB Home	112,109	6,162,632
Specialty Retail - 4.6%
Abercrombie & Fitch Co Class A (a)	90,472	9,005,583
Academy Sports & Outdoors Inc	855,696	40,602,775
Bob's Discount Furniture Inc (b)	379,100	6,319,597
Boot Barn Holdings Inc (a)	24,500	3,650,255
Caleres Inc	400,900	5,147,556
National Vision Holdings Inc (a)	532,785	11,742,581
Signet Jewelers Ltd	117,400	10,906,460
Urban Outfitters Inc (a)	222,500	16,505,050
		103,879,857
Textiles, Apparel & Luxury Goods - 0.1%
Steven Madden Ltd	58,130	2,678,630
TOTAL CONSUMER DISCRETIONARY		252,871,567
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Sprouts Farmers Market Inc (a)	257,000	22,400,120
Village Super Market Inc Class A (b)	26,300	1,155,622
TOTAL CONSUMER STAPLES		23,555,742
Energy - 4.3%
Energy Equipment & Services - 1.3%
Flowco Holdings Inc Class A	612,706	12,529,838
National Energy Services Reunited Corp (a)	302,600	8,158,096
Solaris Energy Infrastructure Inc Class A	151,000	7,762,910
		28,450,844
Oil, Gas & Consumable Fuels - 3.0%
Chord Energy Corp	194,500	27,303,910
Gulfport Energy Corp (a)	14,300	2,307,591
Ovintiv Inc	625,500	39,068,730
		68,680,231
TOTAL ENERGY		97,131,075
Financials - 14.0%
Banks - 5.8%
Axos Financial Inc (a)	177,400	17,990,134
Eastern Bankshares Inc	208,451	4,786,035
FNB Corp/PA	356,778	6,743,104
Hancock Whitney Corp	180,900	13,929,300
Old National Bancorp/IN	2,604,800	69,391,872
Pathward Financial Inc	49,700	4,385,528
UMB Financial Corp	105,630	15,393,460
		132,619,433
Capital Markets - 0.7%
WisdomTree Inc (b)	881,800	17,080,466
Consumer Finance - 3.3%
EZCORP Inc Class A (a)(b)	933,200	27,781,364
FirstCash Holdings Inc	118,047	24,082,768
SLM Corp	858,500	22,316,708
		74,180,840
Financial Services - 1.4%
Remitly Global Inc (a)	284,143	6,469,936
WEX Inc (a)	134,350	25,118,076
		31,588,012
Insurance - 2.8%
Baldwin Insurance Group Inc/The Class A (a)(b)	737,544	20,459,471
First American Financial Corp	279,872	20,987,601
Reinsurance Group of America Inc	88,700	21,008,595
		62,455,667
TOTAL FINANCIALS		317,924,418
Health Care - 18.8%
Biotechnology - 6.9%
Annexon Inc (a)	1,052,300	5,361,469
Avalo Therapeutics Inc (a)	406,200	7,413,150
Celldex Therapeutics Inc (a)(b)	449,408	17,104,468
CG oncology Inc (a)	147,900	10,529,001
Cogent Biosciences Inc (a)	444,569	17,307,072
Dianthus Therapeutics Inc (a)	35,800	3,827,736
Disc Medicine Inc (a)	38,700	2,979,900
Jade Biosciences Inc (a)	57,800	1,141,550
Janux Therapeutics Inc (a)	31,600	479,372
Kiniksa Pharmaceuticals International Plc Class A (a)	102,308	7,605,577
Legend Biotech Corp ADR (a)	297,800	5,524,190
Nurix Therapeutics Inc (a)(b)	200,000	4,642,000
Olema Pharmaceuticals Inc (a)	498,900	5,712,405
Oruka Therapeutics Inc (a)	4,500	434,295
Praxis Precision Medicines Inc (a)	36,600	11,266,578
Relay Therapeutics Inc (a)	485,900	9,149,497
Solid Biosciences Inc (a)(b)	361,100	2,910,466
Tenax Therapeutics Inc (a)	335,016	4,589,719
Travere Therapeutics Inc (a)	25,700	1,436,373
Tyra Biosciences Inc (a)	4,900	156,212
Upstream Bio Inc (a)	75,300	475,143
Vaxcyte Inc (a)	237,500	12,844,000
Viridian Therapeutics Inc (a)	355,198	6,720,346
Vor BioPharma Inc (a)	358,900	7,590,735
Zenas Biopharma Inc (a)	283,085	8,900,192
		156,101,446
Health Care Equipment & Supplies - 2.2%
Anteris Technologies Global Corp (a)	209,600	1,643,263
Haemonetics Corp (a)	52,001	4,448,166
Lantheus Holdings Inc (a)(b)	221,947	22,114,799
LivaNova PLC (a)	156,300	12,525,882
Merit Medical Systems Inc (a)	126,100	10,719,761
		51,451,871
Health Care Providers & Services - 4.1%
Addus HomeCare Corp (a)	135,800	15,682,184
BrightSpring Health Services Inc (a)	80,432	4,802,594
Ensign Group Inc/The	77,976	13,892,204
PACS Group Inc (a)	418,700	19,264,387
Pennant Group Inc/The (a)	268,668	10,832,694
Progyny Inc (a)	557,620	17,358,711
Universal Health Services Inc Class B	69,000	11,622,360
		93,455,134
Life Sciences Tools & Services - 2.5%
ICON PLC (a)	343,700	56,217,291
Pharmaceuticals - 3.1%
Alumis Inc (a)	223,400	6,311,050
Amylyx Pharmaceuticals Inc (a)	172,077	3,494,884
Elanco Animal Health Inc (a)	489,581	12,910,251
Enliven Therapeutics Inc (a)	74,700	4,094,307
Jazz Pharmaceuticals PLC (a)	59,600	15,070,456
MBX Biosciences Inc (a)	190,200	12,539,886
Phibro Animal Health Corp Class A	159,071	5,779,049
Tarsus Pharmaceuticals Inc (a)	75,200	4,439,808
Trevi Therapeutics Inc (a)	330,400	6,029,800
		70,669,491
TOTAL HEALTH CARE		427,895,233
Industrials - 22.7%
Aerospace & Defense - 0.3%
Park Aerospace Corp	20,000	678,000
V2X Inc (a)	59,613	5,379,477
		6,057,477
Building Products - 2.2%
AZZ Inc	26,302	3,806,425
Gibraltar Industries Inc (a)	336,688	14,228,435
Griffon Corp	28,300	2,438,611
Resideo Technologies Inc (a)	472,903	16,220,573
Tecnoglass Holdings Inc (b)	330,586	14,360,656
		51,054,700
Commercial Services & Supplies - 3.8%
Brady Corp Class A	610,001	57,504,794
Brink's Co/The	246,228	29,165,707
		86,670,501
Construction & Engineering - 5.6%
Cardinal Infrastructure Group Inc Class A (b)	186,229	11,525,713
Granite Construction Inc	183,000	22,137,510
IES Holdings Inc (a)	107,545	80,071,554
Limbach Holdings Inc (a)	76,200	5,463,540
Valmont Industries Inc	13,200	6,358,440
		125,556,757
Electrical Equipment - 2.2%
LSI Industries Inc	29,700	694,683
Nextpower Inc Class A (a)	106,670	9,586,433
Sensata Technologies Holding PLC	868,400	40,198,236
		50,479,352
Ground Transportation - 0.1%
Proficient Auto Logistics Inc (a)	102,316	699,842
Universal Logistics Holdings Inc	43,701	584,719
		1,284,561
Machinery - 4.3%
Blue Bird Corp (a)	63,951	4,757,315
Enpro Inc	31,000	9,731,520
Hillman Solutions Corp (a)	671,013	5,280,872
JBT Marel Corp	62,300	8,626,681
Kennametal Inc	243,342	8,266,328
Miller Industries Inc/TN	13,200	663,960
Mueller Industries Inc	243,224	16,152,506
Mueller Water Products Inc Class A1	220,596	5,567,843
Oshkosh Corp	56,200	8,003,442
SPX Technologies Inc (a)	82,700	18,162,574
Terex Corp	174,831	10,986,380
		96,199,421
Marine Transportation - 0.3%
Matson Inc	36,400	7,374,276
Trading Companies & Distributors - 3.9%
Core & Main Inc Class A (a)	545,800	23,998,826
DXP Enterprises Inc/TX (a)	293,947	46,155,558
Herc Holdings Inc	99,700	14,968,958
Rush Enterprises Inc Class A	44,258	3,531,346
		88,654,688
TOTAL INDUSTRIALS		513,331,733
Information Technology - 14.8%
Electronic Equipment, Instruments & Components - 6.7%
Bel Fuse Inc Class B	18,682	5,080,944
Belden Inc	173,742	21,552,695
ePlus Inc	62,901	5,812,681
Itron Inc (a)	43,100	4,295,346
Sanmina Corp (a)	473,409	87,845,774
TD SYNNEX Corp	73,500	18,793,950
TTM Technologies Inc (a)	69,200	7,988,448
		151,369,838
IT Services - 0.2%
Boost Run Inc Class A	293,476	5,881,259
Semiconductors & Semiconductor Equipment - 5.5%
Axcelis Technologies Inc (a)	298,600	38,931,468
Diodes Inc (a)	340,598	28,038,027
Penguin Solutions Inc (a)	833,908	43,888,578
Synaptics Inc (a)	28,300	3,037,156
Veeco Instruments Inc (a)	238,913	11,945,650
		125,840,879
Software - 2.4%
ACI Worldwide Inc (a)	312,908	17,939,016
Adeia Inc (b)	541,880	14,441,102
Bitdeer Technologies Group Class A (a)(b)	82,400	866,848
Riot Platforms Inc (a)	448,000	9,036,160
Terawulf Inc (a)(b)	642,200	11,341,252
		53,624,378
TOTAL INFORMATION TECHNOLOGY		336,716,354
Materials - 5.1%
Chemicals - 2.4%
HB Fuller Co	104,000	5,751,200
Minerals Technologies Inc	488,100	37,212,745
Perimeter Solutions Inc (a)	410,092	12,552,916
		55,516,861
Construction Materials - 1.2%
Eagle Materials Inc	107,900	22,113,026
Suncrete Inc Class A	252,100	4,257,969
		26,370,995
Containers & Packaging - 0.2%
Silgan Holdings Inc	95,878	3,833,202
Metals & Mining - 1.3%
Coeur Mining Inc	785,696	11,714,727
Commercial Metals Co	271,800	18,678,096
		30,392,823
TOTAL MATERIALS		116,113,881
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Compass Inc Class A (a)	1,590,000	18,110,100
Utilities - 0.4%
Gas Utilities - 0.4%
UGI Corp	244,304	8,824,260
TOTAL UNITED STATES		2,112,474,363
TOTAL COMMON STOCKS (Cost $1,786,130,359)		2,241,604,275

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	29,115,314	29,121,137
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	43,108,408	43,112,719
TOTAL MONEY MARKET FUNDS (Cost $72,232,311)			72,233,856

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,858,362,670)	2,313,838,131
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(43,166,493)
NET ASSETS - 100.0%	2,270,671,638

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $83,528,093.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	37,431,152	226,698,692	235,009,635	680,227	(617)	1,545	29,121,137	29,115,314
Fidelity Securities Lending Cash Central Fund	47,738,026	200,635,428	205,260,735	76,737	-	-	43,112,719	43,108,408
	85,169,178	427,334,120	440,270,370	756,964	(617)	1,545	72,233,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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